Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Voyage revenues (note 11)	$ 396,444	$ 397,991	$ 402,928
Voyage expenses	(1,656)	(1,146)	(3,321)
Vessel operating expenses (note 11)	(88,590)	(94,101)	(95,808)
Depreciation and amortization	(95,542)	(92,253)	(94,127)
General and administrative expenses (notes 11 and 16)	(18,499)	(25,118)	(23,860)
Restructuring charges (note 17)	0	(4,001)	(1,989)
Write-down and loss on sale of vessels (note 18)	(38,976)	0	0
Income (loss) from vessel operations	153,181	181,372	183,823
Equity income (notes 6 and 13d)	62,307	84,171	115,478
Interest expense	(58,844)	(43,259)	(60,414)
Interest income	2,583	2,501	3,052
Realized and unrealized loss on non-designated derivative instruments (note 12)	(7,161)	(20,022)	(44,682)
Foreign currency exchange gain (notes 9 and 12)	5,335	13,943	28,401
Other income	1,537	1,526	836
Net income before income tax expense	158,938	220,232	226,494
Income tax expense (note 10)	(973)	(2,722)	(7,567)
Net income	157,965	217,510	218,927
Non-controlling interest in net income	17,514	16,627	13,489
Preferred unitholders' interest in net income	2,719	0	0
General Partner's interest in net income	2,755	26,276	31,187
Limited partners’ interest in net income	$ 134,977	$ 174,607	$ 174,251
Limited partners’ interest in net income per common unit (note 15):
Basic (in dollars per share)	$ 1.70	$ 2.21	$ 2.30
Diluted (in dollars per share)	$ 1.69	$ 2.21	$ 2.30
Weighted-average number of common units outstanding (note 15):
Basic (in shares)	79,568,352	78,896,767	75,664,435
Diluted (in shares)	79,671,858	78,961,102	75,702,886
Cash distributions declared per common unit (in dollars per share)	$ 0.56	$ 2.80	$ 2.77